Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 58,478,376	$ 56,269,749	$ 59,905,827
Restricted cash	60,209		60,204
Short-term investments	550,025		571,508
Accounts receivable, net	29,083,216		27,254,634
Prepaid expense and other assets	10,764,181		7,847,794
Long term restricted cash	2,472,998
Long-term Investments	146,841
Property and equipment, net	5,597,148		5,669,849
Intangible assets, net	419,343		267,736
Other noncurrent assets	756,507		259,108
Assets	108,328,844		101,836,660
LIABILITIES
Accounts payable	64,805,107		37,877,800
Short-term bank borrowings	14,822,161		9,012,645
Accrued salary and benefits	7,747,460		5,598,425
Accrued expenses and other current liabilities	10,215,400		5,955,956
Deferred revenue	4,697,267		3,887,908
TOTAL LIABILITIES	102,780,862		62,928,297
Net revenues	339,065,455	108,899,479
Loss from operations	(28,793,624)	(30,542,293)
Net (loss) income	(28,582,981)	(30,200,182)
Net cash (used in) provided by operating activities	5,969,252	(18,899,694)
Net cash used in investing activities	(2,362,367)	(4,097,269)
Net cash provided by (used in) financing activities	(2,937,138)	(5,232,595)
VIEs
ASSETS
Cash and cash equivalents	23,294,883		13,714,304
Restricted cash	209		203
Short-term investments			21,502
Accounts receivable, net	23,473,397		21,582,641
Prepaid expense and other assets	8,569,904		3,643,649
Long term restricted cash	2,472,998
Long-term Investments	146,841
Property and equipment, net	9,231		496
Intangible assets, net	61,020		47,122
Other noncurrent assets	2,131
Assets	58,030,614		39,009,917
LIABILITIES
Accounts payable	57,304,063		35,002,827
Short-term bank borrowings	256,697		408,264
Accrued salary and benefits	604,020		275,091
Accrued expenses and other current liabilities	3,696,308		1,385,303
Deferred revenue	1,928,241		3,658,808
TOTAL LIABILITIES	63,789,329		$ 40,730,293
Net revenues	299,205,121	38,276,479
Loss from operations	(94,447)	(18,841,315)
Net (loss) income	150,325	(18,823,768)
Net cash (used in) provided by operating activities	18,000,288	(6,560,184)
Net cash used in investing activities	(201,320)
Net cash provided by (used in) financing activities	$ (179,412)	$ 44,315
Percentage of consolidated net revenues	88.00%	35.00%
Percentage of consolidated total assets	54.00%		38.00%
Percentage of consolidated total liabilities	62.00%		65.00%